Earnings Per Common Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Common Share
Net earnings	$ 3,293	$ 4,458
Dilutive impact of accounting for awards as equity settled		(1)
Net earnings - diluted	$ 3,293	$ 4,457
Weighted average number of common shares	1,623.0	1,661.0
Dilutive Securities:
Effect of share options	6.0	4.0
Weighted average number of diluted common shares	1,629.0	1,665.0
Basic earnings per share	$ 2.03	$ 2.68
Diluted earnings per share	$ 2.02	$ 2.68